Cover	Dec. 14, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2023
Entity File Number	001-40222
Entity Registrant Name	BYTE ACQUISITION CORP.
Entity Central Index Key	0001842566
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	445 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	917
Local Phone Number	969-9250
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class Ordinary Share 0. 0001 Par Value And Onehalf Of One Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	BYTSU
Security Exchange Name	NASDAQ
Class Ordinary Shares Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BYTS
Security Exchange Name	NASDAQ
Redeemable Warrants Each Warrant Exercisable For One Class Ordinary Share Each At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	BYTSW
Security Exchange Name	NASDAQ